Significant Accounting Judgments and Estimates (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024
Significant Accounting Judgments and Estimates (Details) [Line Items]
Lease assets, descriptions			The Company has the option under some of its leases to lease the assets for additional terms of three to ten years.
Lease exceeds term			10 years
Useful life of the miners	5 years
Amount of residual value (in Dollars)
Top of range [member]
Significant Accounting Judgments and Estimates (Details) [Line Items]
Useful life of the miners	5 years	5 years	5 years
Bottom of range [member]
Significant Accounting Judgments and Estimates (Details) [Line Items]
Useful life of the miners	3 years	2 years	3 years